CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
ASSETS
Property, plant and equipment		$ 55,560	$ 58,822
Intangible assets		5,654	5,709
Equity accounted investments		2,471	2,508
Deferred tax assets		4,900	7,936
Pension assets		1,717	1,260
Derivative financial instruments		648	559
Financial investments		5,616	3,441
Non-current prepayments and financial receivables		1,379	1,291
Total non-current assets		77,946	81,525
Inventories		4,031	3,814
Trade and other receivables	[1]	13,590	13,204
Current prepayments and financial receivables	[1]	3,867	3,729
Derivative financial instruments		1,024	1,378
Financial investments		15,335	29,224
Cash and cash equivalents	[2]	8,120	9,641
Total current assets		45,967	60,990
Assets classified as held for sale		7,227	1,064
Total assets		131,141	143,580
EQUITY AND LIABILITIES
Shareholders’ equity		42,342	48,490
Non-controlling interests		38	10
Total equity		42,380	48,500
Finance debt		19,361	22,230
Lease liabilities		2,261	2,290
Deferred tax liabilities		12,726	13,345
Pension liabilities		3,482	3,925
Non-current provisions and other liabilities		12,927	15,304
Non-current derivative financial instruments		1,958	1,795
Total non-current liabilities		52,715	58,890
Trade and other payables	[3]	11,110	9,556
Current provisions and other liabilities	[3]	2,384	2,314
Current tax payable		10,319	12,306
Finance debt		7,223	5,996
Lease liabilities		1,249	1,279
Dividends payable		1,906	2,649
Derivative financial instruments		833	1,619
Total current liabilities		35,023	35,719
Liabilities directly associated with the assets classified as held for sale		1,023	471
Total liabilities		88,761	95,080
Total equity and liabilities		$ 131,141	$ 143,580

[1]	Disaggregated from the previously reported line-item Trade and other receivables.
[2]	4) At 31 December 2024, 2023 and 2022, cash and cash equivalents net of overdraft were zero.
[3]	Disaggregated from the previously reported line-item Trade, other payables and provisions.